CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to Melco Resorts & Entertainment Limited	$ 43,543	$ (326,920)	$ (930,526)
Transfers (to) from noncontrolling interests:
Changes from net income (loss) attributable to Melco Resorts & Entertainment Limited's shareholders and transfers from noncontrolling interests	42,951	(327,502)	(932,599)
Melco Resorts and Entertainment (Philippines) [Member]
Transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market	(592)	(582)	(2,952)
Studio City [Member]
Transfers (to) from noncontrolling interests:
Increase in additional paid-in capital resulting from the private placements	$ 0	$ 0	$ 879